Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-39421
Entity Registrant Name	ORCHESTRA BIOMED HOLDINGS, INC.
Entity Central Index Key	0001814114
Entity Tax Identification Number	92-2038755
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 Union Square Drive
Entity Address, City or Town	New Hope
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18938
City Area Code	215
Local Phone Number	862-5797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false